Quarterly Holdings Report
for

Fidelity® Global Commodity Stock Fund

July 31, 2019

GCS-QTLY-0919
1.879385.110

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Chemicals - 13.9%
Fertilizers & Agricultural Chemicals - 13.9%
CF Industries Holdings, Inc.	382,260	$18,944,806
FMC Corp.	146,100	12,625,962
Israel Chemicals Ltd.	809,100	4,387,152
Nutrien Ltd.	597,183	32,741,442
The Mosaic Co.	226,861	5,714,629
		74,413,991
Construction Materials - 0.5%
Construction Materials - 0.5%
Summit Materials, Inc. (a)	134,000	2,470,960
Containers & Packaging - 1.0%
Metal & Glass Containers - 1.0%
Crown Holdings, Inc. (a)	80,900	5,178,409
Food Products - 7.3%
Agricultural Products - 7.3%
Archer Daniels Midland Co.	545,700	22,417,356
Bunge Ltd.	194,100	11,341,263
Darling International, Inc. (a)	264,500	5,377,285
		39,135,904
Metals & Mining - 35.8%
Aluminum - 0.1%
Kaiser Aluminum Corp.	4,963	477,788
Copper - 2.7%
Antofagasta PLC	272,200	3,108,963
First Quantum Minerals Ltd.	405,324	3,734,460
Freeport-McMoRan, Inc.	210,100	2,323,706
Lundin Mining Corp.	1,054,100	5,103,576
		14,270,705
Diversified Metals & Mining - 18.3%
Alcoa Corp. (a)	120,600	2,712,294
Anglo American PLC (United Kingdom)	448,388	11,118,354
BHP Billiton Ltd.	785,897	21,636,262
BHP Billiton PLC	684,844	16,329,104
Boliden AB	80,700	1,838,068
Compass Minerals International, Inc.	24,800	1,385,080
Grupo Mexico SA de CV Series B	742,620	1,817,048
Ivanhoe Mines Ltd. (a)	767,900	2,408,779
MMC Norilsk Nickel PJSC	23,600	5,430,623
MMC Norilsk Nickel PJSC sponsored ADR	55,400	1,280,848
Rio Tinto PLC	515,921	29,134,826
South32 Ltd.	1,141,097	2,427,984
		97,519,270
Gold - 8.9%
Agnico Eagle Mines Ltd. (Canada)	92,900	4,853,353
Barrick Gold Corp. (Canada)	553,447	8,994,877
Franco-Nevada Corp.	65,871	5,724,658
Kirkland Lake Gold Ltd.	61,900	2,559,859
Newcrest Mining Ltd.	234,152	5,651,308
Newmont Goldcorp Corp.	194,700	7,110,444
Royal Gold, Inc.	109,100	12,486,495
		47,380,994
Silver - 1.0%
Wheaton Precious Metals Corp.	199,900	5,225,451
Steel - 4.8%
Fortescue Metals Group Ltd.	1,134,602	6,388,049
JFE Holdings, Inc.	188,000	2,485,546
Nippon Steel & Sumitomo Metal Corp.	111,600	1,748,453
Nucor Corp.	116,792	6,351,149
POSCO	11,044	2,072,963
Steel Dynamics, Inc.	137,600	4,335,776
Tata Steel Ltd.	80,000	499,141
Thyssenkrupp AG	93,500	1,209,968
Voestalpine AG	30,700	816,997
		25,908,042

TOTAL METALS & MINING		190,782,250

Oil, Gas & Consumable Fuels - 29.2%
Integrated Oil & Gas - 22.1%
BP PLC	2,076,831	13,741,870
Chevron Corp.	189,200	23,292,412
Equinor ASA	125,100	2,244,421
Exxon Mobil Corp.	252,200	18,753,592
Gazprom OAO	1,429,600	5,298,715
Lukoil PJSC sponsored ADR	57,100	4,700,472
Occidental Petroleum Corp.	85,900	4,411,824
Royal Dutch Shell PLC:
Class A (United Kingdom)	714,665	22,508,733
Class B (United Kingdom)	59,406	1,876,340
Suncor Energy, Inc.	159,732	4,583,309
Total SA	318,981	16,532,843
		117,944,531
Oil & Gas Exploration & Production - 6.9%
Cabot Oil & Gas Corp.	96,600	1,850,856
Canadian Natural Resources Ltd.	92,500	2,342,988
Concho Resources, Inc.	30,800	3,008,544
ConocoPhillips Co.	162,800	9,618,224
Devon Energy Corp.	43,500	1,174,500
Diamondback Energy, Inc.	23,700	2,451,291
Hess Corp.	20,400	1,322,736
Lundin Petroleum AB	49,300	1,559,434
Magnolia Oil & Gas Corp. Class A (a)	231,000	2,582,580
Noble Energy, Inc.	88,600	1,956,288
NOVATEK OAO GDR (Reg. S)	11,700	2,454,660
Parsley Energy, Inc. Class A (a)	82,000	1,360,380
Pioneer Natural Resources Co.	38,910	5,371,136
		37,053,617
Oil & Gas Refining & Marketing - 0.2%
Neste Oyj	31,000	1,029,167

TOTAL OIL, GAS & CONSUMABLE FUELS		156,027,315

Paper & Forest Products - 8.2%
Forest Products - 0.5%
Quintis Ltd. (a)(b)	413,280	3
Svenska Cellulosa AB (SCA) (B Shares)	293,200	2,436,948
		2,436,951
Paper Products - 7.7%
Mondi PLC	277,001	6,075,287
Nine Dragons Paper (Holdings) Ltd.	2,600,000	2,104,498
Oji Holdings Corp.	406,000	2,099,531
Sappi Ltd.	352,406	1,277,919
Stora Enso Oyj (R Shares)	618,100	7,140,010
Suzano Papel e Celulose SA	632,445	5,082,628
UPM-Kymmene Corp.	640,400	17,333,162
		41,113,035

TOTAL PAPER & FOREST PRODUCTS		43,549,986

Pharmaceuticals - 1.1%
Pharmaceuticals - 1.1%
Corteva, Inc.	201,900	5,956,050
TOTAL COMMON STOCKS
(Cost $569,944,435)		517,514,865

Nonconvertible Preferred Stocks - 1.1%
Metals & Mining - 0.2%
Steel - 0.2%
Gerdau SA sponsored ADR (c)	268,600	956,216
Oil, Gas & Consumable Fuels - 0.9%
Integrated Oil & Gas - 0.9%
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	377,600	5,180,672
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $5,628,418)		6,136,888

Money Market Funds - 2.0%
Fidelity Cash Central Fund 2.43% (d)	10,033,751	10,035,758
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	711,012	711,084
TOTAL MONEY MARKET FUNDS
(Cost $10,746,913)		10,746,842
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $586,319,766)		534,398,595
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(769,682)
NET ASSETS - 100%		$533,628,913

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$161,981
Fidelity Securities Lending Cash Central Fund	152,816
Total	$314,797

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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